REGIONS MORGAN KEEGAN SELECT FUNDS

Regions Morgan Keegan Select Government Money Market Fund
Regions Morgan Keegan Select Fixed Income Fund
Regions Morgan Keegan Select Limited Maturity Government Fund
Regions Morgan Keegan Select Treasury Money Market Fund
Regions Morgan Keegan Select Balanced Fund
Regions Morgan Keegan Select Value Fund
Regions Morgan Keegan Select Growth Fund
Regions Morgan Keegan Select Aggressive Growth Fund

SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JANUARY 31,
2002


     Effective November 1, 2002, the Investment Adviser for the Funds changed from Capital Management Group, a division of Regions Bank to Morgan Asset
Management,  Inc., an indirect,  wholly-owned  subsidiary  of Regions  Financial
Corp.


                                                               November 22, 2002

Federated Securities Corp., Distributor

Cusip 75913Q829   Cusip 75913Q811
Cusip 75913Q803   Cusip 75913Q605
Cusip 75913Q704   Cusip 75913Q506
Cusip 75913Q779   Cusip 75913Q787
Cusip 75913Q852   Cusip 75913Q407
Cusip 75913Q860   Cusip 75913Q308
Cusip 75913Q795   Cusip 75913Q761
Cusip 75913Q878   Cusip 75913Q837
Cusip 75913Q886   Cusip 75913Q845
Cusip 75913Q209   Cusip 75913Q753
Cusip 75913Q100


27919 (11/02)